Equity - Summary of Shares Held By Employee Share Trusts (Detail) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Number of shares	1.2	0.8	1.1
Carrying value	$ 63.0	$ 35.0	$ 37.0
Market value	$ 144.9	$ 73.6	$ 62.8